Expense Example - Federated Hermes Short-Intermediate Municipal Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	SS 1 Year	SS 3 Years	SS 5 Years	SS 10 Years
USD ($)	182	356	545	1,092	47	148	258	579	83	259	450	1,002